CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 40,963,626	$ 5,857,721	¥ 216,428,374	¥ 126,338,353
Cost of revenues:
Cost of goods sold	(7,737,150)	(1,106,398)	(1,018,512)	(27,716,207)
Cost of delivery services income and other revenues	(30,307,449)	(4,333,908)	(200,004,561)	(132,397,662)
Total cost of revenues	(38,044,599)	(5,440,306)	(201,023,073)	(160,113,869)
Operating expenses:
Sales and marketing	(8,063,980)	(1,153,134)	(5,868,172)	(3,796,273)
General and administrative	(291,503,527)	(41,684,450)	(276,564,752)	(273,588,744)
Research and development	(45,733,544)	(6,539,810)	(58,464,333)	(47,763,109)
(Provision for)/Reversal of expected credit losses on receivables and other assets	(2,121,648)	(303,392)	18,615,779	(24,653,548)
Impairment loss from other assets	(54,276,250)	(7,761,401)	(1,570,020)	(5,799,642)
Total operating expenses	(401,698,949)	(57,442,187)	(323,851,498)	(355,601,316)
Other operating income	377,474	53,978	298,363	58,368,285
Loss from operations	(398,402,448)	(56,970,794)	(308,147,834)	(331,008,547)
Interest and investment income, net	990,368,590	141,620,825	380,062,136	255,332,621
Gain/(loss) from equity method investments	(18,937,550)	(2,708,034)	(4,048,792)	3,207,384
Gain on derivative instruments	188,710,582	26,985,254	19,457,360	153,834,938
Foreign exchange (loss)/gain, net	(46,304,828)	(6,621,502)	20,658,172	(2,931,704)
Other income	26,019,373	3,720,721	61,351,231	29,004,500
Other expenses	(2,151,744)	(307,695)	(11,795,255)	(5,965,137)
Net income before income taxes	739,301,975	105,718,775	157,537,018	101,474,055
Income tax expenses	(30,674,579)	(4,386,405)	(65,805,623)	(62,340,516)
Net income	708,627,396	101,332,370	91,731,395	39,133,539
Other comprehensive income
Foreign currency translation adjustment	(68,932,636)	(9,857,236)	37,882,398	21,829,283
Total comprehensive income	¥ 639,694,760	$ 91,475,134	¥ 129,613,793	¥ 60,962,822
Class A and Class B ordinary shares
Earnings per share for Class A and Class B ordinary shares:
Basic (in dollars per share) | (per share)	¥ 4.37	$ 0.63	¥ 0.5	¥ 0.18
Diluted (in dollars per share) | (per share)	¥ 4.25	$ 0.61	¥ 0.49	¥ 0.18
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic (in shares)	162,123,417	162,123,417	182,859,075	217,281,512
Diluted (in shares)	166,905,308	166,905,308	187,780,699	222,222,858
American Depositary Shares
Earnings per share for Class A and Class B ordinary shares:
Basic (in dollars per share) | (per share)	¥ 4.37	$ 0.63	¥ 0.5	¥ 0.18
Diluted (in dollars per share) | (per share)	¥ 4.25	$ 0.61	¥ 0.49	¥ 0.18
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic (in shares)	98,630,000	98,630,000	119,370,000	153,790,000
Diluted (in shares)	103,420,000	103,420,000	124,290,000	158,730,000
Delivery service income
Revenues:
Revenues	¥ 23,972,162	$ 3,427,974	¥ 203,744,767	¥ 95,291,863
Sales income and others
Revenues:
Revenues	¥ 16,991,464	$ 2,429,747	¥ 12,683,607	¥ 31,046,490